Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	$ 606,018	$ 18,482	$ 443,601
Financial assets at fair value through profit or loss, noncurrent	17,850,914	544,401	16,694,860
Financial assets at fair value through other comprehensive income, current	5,893,377	179,731	5,753,379
Financial assets at fair value through other comprehensive income, noncurrent	11,315,951	345,104	11,930,581
Financial liabilities at fair value through profit or loss, current	901,000	$ 27,478	1,019,362
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	606,016		443,601
Financial assets at fair value through profit or loss, noncurrent	5,703,325		6,424,475
Financial assets at fair value through other comprehensive income, current	5,893,377		5,753,379
Financial assets at fair value through other comprehensive income, noncurrent	7,879,553		8,693,193
Financial liabilities at fair value through profit or loss, current	0		0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	2		0
Financial assets at fair value through profit or loss, noncurrent	18,800		19,300
Financial assets at fair value through other comprehensive income, current	0		0
Financial assets at fair value through other comprehensive income, noncurrent	0		0
Financial liabilities at fair value through profit or loss, current	1,039		0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	0		0
Financial assets at fair value through profit or loss, noncurrent	12,128,789		10,251,085
Financial assets at fair value through other comprehensive income, current	0		0
Financial assets at fair value through other comprehensive income, noncurrent	3,436,398		3,237,388
Financial liabilities at fair value through profit or loss, current	$ 899,961		$ 1,019,362